Vanguard® Ultra-Short Treasury ETF
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Bill	3.591%–4.308%	10/2/2025	3,820	3,820
United States Treasury Bill	3.796%–4.274%	11/4/2025	10,705	10,663
United States Treasury Bill	3.803%–4.274%	11/6/2025	16,789	16,720
United States Treasury Bill	3.811%–4.301%	11/12/2025	10,713	10,663
United States Treasury Bill	3.807%–4.289%	11/13/2025	10,504	10,452
United States Treasury Bill	3.823%–4.300%	11/18/2025	10,715	10,658
United States Treasury Bill	3.842%–4.292%	11/20/2025	10,498	10,440
United States Treasury Bill	3.803%–4.306%	11/25/2025	10,715	10,649
United States Treasury Bill	3.859%–4.299%	11/28/2025	13,875	13,785
United States Treasury Bill	3.764%–4.192%	12/2/2025	4,545	4,512
United States Treasury Bill	3.794%–4.267%	12/4/2025	10,713	10,636
United States Treasury Bill	3.754%–4.084%	12/9/2025	4,541	4,505
United States Treasury Bill	3.809%–4.262%	12/11/2025	10,713	10,632
United States Treasury Bill	3.786%–4.079%	12/16/2025	4,545	4,506
United States Treasury Bill	3.815%–4.283%	12/18/2025	10,711	10,620
United States Treasury Bill	3.825%–4.080%	12/23/2025	4,535	4,493
United States Treasury Bill	3.831%–4.288%	12/26/2025	14,134	14,004
United States Treasury Bill	3.828%–4.075%	12/30/2025	4,553	4,507
United States Treasury Bill	3.823%–4.237%	1/2/2026	4,977	4,928
United States Treasury Bill	3.869%	1/6/2026	4,607	4,558
United States Treasury Bill	3.802%–4.236%	1/8/2026	5,128	5,074
United States Treasury Bill	3.876%	1/13/2026	4,607	4,556
United States Treasury Bill	3.797%–4.257%	1/15/2026	5,122	5,065
United States Treasury Bill	3.886%	1/20/2026	4,607	4,553
United States Treasury Bill	3.816%–4.296%	1/22/2026	8,476	8,375
United States Treasury Bill	3.887%	1/27/2026	4,607	4,550
United States Treasury Bill	3.814%–4.250%	1/29/2026	5,124	5,054
United States Treasury Bill	3.776%–3.986%	2/5/2026	5,122	5,050
United States Treasury Bill	3.768%–3.984%	2/12/2026	5,127	5,051
United States Treasury Bill	3.775%–4.221%	2/19/2026	8,488	8,357
United States Treasury Bill	3.782%–3.977%	2/26/2026	5,145	5,062
United States Treasury Bill	3.821%	3/5/2026	5,174	5,091
United States Treasury Bill	3.821%	3/12/2026	5,174	5,086
United States Treasury Bill	3.733%–4.206%	3/19/2026	8,658	8,506
United States Treasury Bill	3.823%	3/26/2026	5,174	5,080
United States Treasury Bill	3.725%–4.197%	4/16/2026	3,376	3,309
United States Treasury Bill	3.690%–4.207%	5/14/2026	3,368	3,292
United States Treasury Bill	3.672%–4.195%	6/11/2026	3,377	3,292
United States Treasury Bill	3.676%–4.143%	7/9/2026	3,527	3,429
United States Treasury Bill	3.674%–3.847%	8/6/2026	3,538	3,430
United States Treasury Bill	3.648%	9/3/2026	3,544	3,428
United States Treasury Note/Bond	2.250%	11/15/2025	4,078	4,069
United States Treasury Note/Bond	4.500%	11/15/2025	2,704	2,705
United States Treasury Note/Bond	0.375%	11/30/2025	3,324	3,304
United States Treasury Note/Bond	2.875%	11/30/2025	1,458	1,455
United States Treasury Note/Bond	4.875%	11/30/2025	3,332	3,336
United States Treasury Note/Bond	4.000%	12/15/2025	2,693	2,693
United States Treasury Note/Bond	0.375%	12/31/2025	3,742	3,708
United States Treasury Note/Bond	2.625%	12/31/2025	1,483	1,478
United States Treasury Note/Bond	4.250%	12/31/2025	3,859	3,862
United States Treasury Note/Bond	3.875%	1/15/2026	2,709	2,708
United States Treasury Note/Bond	0.375%	1/31/2026	4,086	4,037
United States Treasury Note/Bond	2.625%	1/31/2026	1,818	1,810
United States Treasury Note/Bond	4.250%	1/31/2026	4,136	4,139
United States Treasury Note/Bond	1.625%	2/15/2026	3,313	3,285
United States Treasury Note/Bond	4.000%	2/15/2026	2,437	2,437
United States Treasury Note/Bond	6.000%	2/15/2026	384	386
United States Treasury Note/Bond	0.500%	2/28/2026	3,807	3,754
United States Treasury Note/Bond	2.500%	2/28/2026	1,924	1,913
United States Treasury Note/Bond	4.625%	2/28/2026	4,247	4,259
United States Treasury Note/Bond	4.625%	3/15/2026	2,559	2,567
United States Treasury Note/Bond	0.750%	3/31/2026	3,605	3,550
United States Treasury Note/Bond	2.250%	3/31/2026	1,730	1,716
United States Treasury Note/Bond	4.500%	3/31/2026	4,347	4,360
United States Treasury Note/Bond	3.750%	4/15/2026	2,701	2,700
United States Treasury Note/Bond	0.750%	4/30/2026	3,908	3,839
United States Treasury Note/Bond	2.375%	4/30/2026	1,408	1,396
United States Treasury Note/Bond	4.875%	4/30/2026	4,846	4,875
United States Treasury Note/Bond	1.625%	5/15/2026	3,268	3,224
United States Treasury Note/Bond	3.625%	5/15/2026	2,396	2,393
United States Treasury Note/Bond	0.750%	5/31/2026	3,500	3,430
United States Treasury Note/Bond	2.125%	5/31/2026	1,583	1,565

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.875%	5/31/2026	4,887	4,919
	United States Treasury Note/Bond	4.125%	6/15/2026	2,700	2,706
	United States Treasury Note/Bond	0.875%	6/30/2026	3,535	3,459
	United States Treasury Note/Bond	1.875%	6/30/2026	1,595	1,572
	United States Treasury Note/Bond	4.625%	6/30/2026	5,043	5,073
	United States Treasury Note/Bond	4.500%	7/15/2026	2,644	2,659
	United States Treasury Note/Bond	0.625%	7/31/2026	3,964	3,863
	United States Treasury Note/Bond	1.875%	7/31/2026	2,850	2,806
	United States Treasury Note/Bond	4.375%	7/31/2026	5,632	5,659
	United States Treasury Note/Bond	1.500%	8/15/2026	3,785	3,712
	United States Treasury Note/Bond	4.375%	8/15/2026	2,912	2,927
	United States Treasury Note/Bond	0.750%	8/31/2026	4,375	4,258
	United States Treasury Note/Bond	1.375%	8/31/2026	1,601	1,567
	United States Treasury Note/Bond	3.750%	8/31/2026	5,000	5,000
	United States Treasury Note/Bond	4.625%	9/15/2026	3,053	3,078
	United States Treasury Note/Bond	0.875%	9/30/2026	4,021	3,910
	United States Treasury Note/Bond	1.625%	9/30/2026	1,265	1,239
	United States Treasury Note/Bond	3.500%	9/30/2026	4,890	4,880
Total U.S. Government and Agency Obligations (Cost $434,495)					434,681
				Shares ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2]	Vanguard Market Liquidity Fund	4.180%		10	976
Total Investments (99.7%) (Cost $435,472)					435,657
Other Assets and Liabilities—Net (0.3%)					1,148
Net Assets (100%)					436,805
Cost is in $000.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	434,681	—	434,681
Temporary Cash Investments	976	—	—	976
Total	976	434,681	—	435,657